Consolidated Statements of Financial Position (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Property, plant and equipment, accumulated depreciation (in Dollars)	$ 5,702	$ 3,356
Preferred shares, par value (in Dollars per share)
Preferred shares, shares authorized
Preferred shares, shares issued
Preferred shares, shares outstanding
Common shares, shares issued	26,605,797	24,883,024
Common shares, shares outstanding	26,605,797	24,883,024